Average Annual Total Returns - FidelityCapitalAppreciationFund-RetailPRO - FidelityCapitalAppreciationFund-RetailPRO - Fidelity Capital Appreciation Fund	Dec. 30, 2024
Fidelity Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.79%
Past 5 years	17.01%
Past 10 years	11.63%
Fidelity Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.76%
Past 5 years	14.33%
Past 10 years	9.05%
Fidelity Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.72%
Past 5 years	13.28%
Past 10 years	8.80%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%